PRODUCTION COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Operating costs	$ 267,189	$ 287,918
Share based payment expense (note 22(b(ii)))	243	397
Production costs	$ 267,432	$ 288,315